Fixed Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of fixed assets

	March 31,	December 31,
	2024	2023
Office equipment	$5,932	$3,335
Medical equipment	7,143	1,000
	13,075	4,335
Less accumulated depreciation	(1,296)	(678)
Fixed Assets, net	$11,779	$3,657

	December 31,	December 31,
	2023	2022
Office equipment	$3,335	$—
Medical equipment	1,000	—
	4,335	—
Less accumulated depreciation	(678)	—
Fixed Assets, net	$3,657	$—

IDoc Virtual Telehealth Solutions, Inc.
Summary of fixed assets

	March 31,	December 31,
	2024	2023
Office equipment	$28,506	$28,506
Medical equipment	89,246	89,246
Furniture	6,153	6,153
Leasehold improvements	7,311	7,311
	131,216	131,216
Less accumulated. Depreciation	(20,920)	(17,172)
Fixed Assets, net	$110,296	$114,044

The components of fixed assets are summarized below:

	December 31,	December 31,
	2023	2022
Office equipment	$28,506	$28,506
Medical equipment	89,246	13,976
Furniture	6,153	—
Leasehold improvements	7,311	—
	131,216	42,482
Less accumulated. Depreciation	(17,172)	(3,776)
Fixed Assets, net	$114,044	$38,706